CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONTRACT LIABILITIES (Details)
Contract Liability	$ 3,327,000	$ 5,031,000
Contract Liabilities Recorded June 30, 2020 And Recognized Fiscal Year 2021	(3,327,000)	(3,516,000)
Contract Liabilities Relating To Operations Acquired In The Fiscal Year Ending June 30, 2021	5,703,000	3,327,000
Contract Liabilities Relating To Unused Ppp Funding	270,000	1,704,000
Contract Liabilitie	$ 5,973,000	$ 3,327,000